Victory Growth & Income Fund Investment Strategy - Victory Growth & Income Fund	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests its assets primarily in equity securities that show the best potential for total return through a combination of capital growth and income. The assessment of potential return is based on an analysis of earnings and earnings growth, relative value, and company management. The Fund’s Adviser allocates the Fund’s assets among the Adviser’s internal investment teams. The managers implement a combination of quantitative and/or fundamentally driven security selection investment processes. One of the managers focuses on companies that may exhibit attractive levels of growth while the other seeks out companies that provide a high level of dividend income with attractive levels of quality and value. Although the Fund invests primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities, including securities issued in emerging markets.